Paul Hastings LLP

101 California Street, 48th Floor

San Francisco, California 94111

1(415) 856-7007

davidhearth@paulhastings.com

December 30, 2024

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	TCW Funds, Inc. — File Nos. 033-52272 and 811-07170

Ladies and Gentlemen:

We are counsel to TCW Funds, Inc. (the “Registrant”) and hereby submit for review the enclosed Post-Effective Amendment No. 116 to the Registrant’s Registration Statement on Form N-1A (the “Amendment”), which is being filed pursuant to paragraph (a)(1) of Rule 485 under the Securities Act of 1933, as amended.

The purpose of the Amendment is to seek review by the staff of the Securities and Exchange Commission of a prospectus and a statement of additional information relating to proposed changes in name and investment strategies for two existing series of the Registrant, the TCW Select Equities Fund, to be renamed the TCW Concentrated Large Cap Growth Fund, and the TCW Total Return Bond Fund, to be renamed the TCW Securitized Bond Fund.

Please contact the undersigned at (415) 856-7007 with comments and questions.

Very truly yours,

/s/ David A. Hearth

David A. Hearth

for PAUL HASTINGS LLP